COMMITMENTS AND CONTINGENCIES (Schedule of Purchase Commitments for Property, Plant and Equipment) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-term Purchase Commitment [Line Items]
Total	$ 858,487,886	$ 919,719,752	$ 1,365,148,673
Property, plant and equipment [Member]
Long-term Purchase Commitment [Line Items]
2014	12,672,844
2015	666,323
2016	17,588
Total	$ 13,356,755	$ 20,415,660	$ 51,095,125